Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

Short-term borrowings at December 31, 2013 and 2012 are summarized as follows:

(Dollars in thousands)	2013	2012
Federal Home Loan Bank advances	$375,000	$—
Securities sold under agreements to repurchase	305,344	303,045

	$680,344	$303,045

Additional Information on Short-Term Borrowings

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2013	2012	2011
Outstanding at December 31	$680,344	$303,045	$395,543
Maximum month-end outstanding balance	680,344	640,768	395,543
Average daily outstanding balance	303,352	284,201	220,146
Average rate during the year	0.16%	0.22%	0.26%
Average rate at year end	0.15%	0.22%	0.27%